May 7, 1998

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:	Office of Filings, Information & Consumer Services

Re:		The Gabelli Growth Fund (the "Fund")
		File Nos. 33-10583/811-4873

Dear Sir or Madam:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the above-referenced Fund does not differ from that contained in Post-Effective Amendment
No. 15 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on May 1, 1998 (Accession # 00000927405-98-000146).

	Any comments on this filing should be directed to the undersigned at (617) 573-1192.

	Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,


/s/ Teresa M.R. Hamlin
Teresa M.R. Hamlin
Counsel

cc:	B. Alpert, Gabelli Funds, Inc.
	J. McKee, Gabelli Funds, Inc.
	R. Prins, Esq., Skadden, Arps, Slate, Meagher & Flom LLP
	J. Tedesco, Esq., First Data Investor Services Group, Inc.

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